INCOME TAXES (Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014
Income Taxes [Line Items]
Income (loss) before income taxes	$ (19,919)	$ (33,941)
Canada [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	(24,558)	(22,021)
Luxembourg [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	322	(12,989)
India [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	2,721	(155)
China [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	991	951
Other [Member]
Income Taxes [Line Items]
Income (loss) before income taxes	$ 605	$ 273